Segment Reporting and Business Concentrations - Summary of Revenue, Costs and Expenses and Assets (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 180,807	$ 157,913	$ 355,060	$ 310,108	$ 653,721	$ 563,677	$ 500,908
Total costs and expenses	213,680	162,801	391,608	324,697	762,396	657,546	555,788
(Loss) income from operations	(32,873)	$ (4,888)	(36,548)	$ (14,589)	(108,675)	(93,869)	(54,880)
Intangible assets, including goodwill							1,677,032
Total assets	$ 2,591,558		$ 2,591,558		$ 2,303,644	$ 2,255,586	2,303,644
Operating Segments | Vivint
Segment Reporting Information [Line Items]
Revenues							483,401
Total costs and expenses							536,502
(Loss) income from operations							(53,101)
Intangible assets, including goodwill							1,677,032
Total assets							2,303,644
Operating Segments | 2GIG
Segment Reporting Information [Line Items]
Revenues							60,220
Total costs and expenses							52,200
(Loss) income from operations							8,020
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues							(42,713)
Total costs and expenses							(32,914)
(Loss) income from operations							$ (9,799)